Income Taxes (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal statutory tax rate	(21.00%)	(21.00%)
State taxes, net of federal tax benefit	(4.90%)	(5.30%)
Change in valuation allowance	19.90%	26.40%
NQSO Comp - Other	2.20%	0.00%
EQ Comp - Other	0.00%	0.00%
True-up Adjustment	3.80%	(0.10%)
Effective tax rate